                                                                   ROXBURY FUNDS

                                                               MID CAP PORTFOLIO

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards, Jr.

OFFICERS
Robert J. Christian, PRESIDENT
Eric Cheung, VICE PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
John R. Giles, VICE PRESIDENT
Fred Filoon, VICE PRESIDENT
Pat Colletti, TREASURER

INVESTMENT ADVISER
Roxbury Capital Management, LLC
100 Wilshire Boulevard., Suite 600
Santa Monica, CA 90401

CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE 19890

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

ADMINISTRATOR,
TRANSFER AGENT AND
ACCOUNTING AGENT
PFPC Inc.

400 Bellevue Parkway                                           SEMI-ANNUAL
Wilmington, DE 19809                                        DECEMBER 31, 2000



THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY MID CAP PORTFOLIO.

WROX-SEMI-12/00

        Roxbury Mid Cap Fund
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES
        December 31, 2000 (Unaudited)

        ASSETS:
        Investment in Series, at value                                                 $ 45,946
        Receivable due from advisor                                                       5,227
        Unamortized organization costs                                                   11,912
        Other assets                                                                      2,789
                                                                                       ---------

        Total assets                                                                     65,874
                                                                                       ---------

        LIABILITIES:

        Other accrued expenses                                                           16,025
                                                                                       ---------

        Total Liabilities                                                                16,025
                                                                                       ---------

        NET ASSETS                                                                     $ 49,849
                                                                                       =========

        NET ASSETS CONSIST OF:

        Paid-in capital                                                                  50,000
        Undistributed net investment income (loss)                                          (22)
        Accumulated net realized loss on investments                                       (297)
        Net unrealized appreciation of investments                                          168
                                                                                       ---------

        NET ASSETS                                                                     $ 49,849
                                                                                       =========

        Shares of beneficial interest outstanding                                        10,000
                                                                                       ---------

        NET ASSET VALUE, offering and redemption price per share ($0.01 par value, unlimited authorized shares):

             Class A Shares                                                            $   4.98
                                                                                       =========

             Maximum offering price per share (100/94.50 of $4.98)                     $   5.27
                                                                                       =========

        Roxbury Mid Cap Fund
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS
        For the period December 14, 2000(1) through December 31, 2000
        (Unaudited)

INVESTMENT INCOME:

        Investment income from Series                                                  $    11
        Expenses from Series                                                               (31)
                                                                                       --------

             Net investment income from Series                                             (20)
                                                                                       --------
EXPENSES:

        Administration and accounting fees                                               2,323
        Custody fees                                                                        52
        Transfer agent fees                                                              1,407
        Trustees' fees                                                                      16
        Registration fees                                                                  579
        Reports to shareholders                                                          1,206
        Professional fees                                                                  882
        Amortization of organizational expenses                                          1,041
        Other                                                                               46
                                                                                       --------

           Total expenses before fee waivers and reimbursements                          7,552
           Fees waived and expenses reimbursed                                          (7,550)
                                                                                       --------

              Total expenses, net                                                            2
                                                                                       --------

        Net investment income (loss)                                                       (22)
                                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

        Net realized loss on investments                                                  (297)
        Net unrealized appreciation (depreciation) of investments                          168
                                                                                       --------

        Net loss on investments                                                           (129)
                                                                                       --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  (151)
                                                                                       ========



(1) Commencement of operations.

        Roxbury Mid Cap Fund
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF CHANGES IN NET ASSETS
        For the period December 14, 2000(1) through December 31, 2000
        (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
        Net investment income (loss)                                                   $    (22)
        Net realized loss on investments                                                   (297)
        Net change in unrealized appreciation (depreciation)
          of investments                                                                    168
                                                                                       ---------

        Net decrease in net assets resulting from operations                               (151)
                                                                                       ---------

Portfolio share transactions (a):

        Proceeds from shares sold                                                        50,000
                                                                                       ---------

Net increase in net assets from Portfolio
        share transactions                                                               50,000
                                                                                       ---------

Total increase in net assets                                                             49,849

NET ASSETS:

        Beginning of period                                                                   -
                                                                                       ---------

        End of period                                                                  $ 49,849
                                                                                       =========

(a)TRANSACTIONS IN CAPITAL SHARES WERE:

        Shares sold                                                                      10,000
                                                                                       ---------

        Net increase (decrease) in shares                                                10,000
        Shares outstanding - Beginning of period                                              -
                                                                                       ---------

        Shares outstanding - End of period                                               10,000
                                                                                       =========



        (1) Commencement of operations.

        Roxbury Mid Cap Fund
        ------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

        The following table includes selected data for a share outstanding thoroughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                               FOR THE PERIOD
                                                                                            DECEMBER 14, 2000(1)
                                                                                                  THROUGH
                                                                                            DECEMBER 31, 2000(*)
                                                                                                (UNAUDITED)
                                                                                            ----------------------

        NET ASSET VALUE - BEGINNING OF PERIOD                                          $                      5.00
                                                                                            -----------------------

        INVESTMENT OPERATIONS:

           Net investment income                                                                              0.00
           Net realized and unrealized gain (loss) on investments                                            (0.02)
                                                                                            -----------------------

        Total from investment operations                                                                     (0.02)
                                                                                            -----------------------

        NET ASSET VALUE - END OF PERIOD                                                $                      4.98
                                                                                            =======================

        TOTAL RETURN(2)                                                                                       (.40)%
        RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
          Expenses(3)
              Including expense limitations                                                                  1.55%
              Excluding expense limitations                                                                   __NM
          Net investment income(3)                                                                           (1.03)%
        Portfolio Turnover(2)                                                                                    2%
        Net assets at end of period (000 omitted)                                      $                        50

        (1) Commencement of operations.
        (2) Not Annualized.
        (3) Annualized.
        (*) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Mid Cap Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
        NM  Not Meaningful

ROXBURY FUNDS -- MID CAP PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. DESCRIPTION OF THE FUND. Roxbury Mid Cap Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolio has three classes of shares: Class A, Class B and Class C. As of December 31, 2000, only Class A shares are offered to the public.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Mid Cap Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period ended December 31, 2000, $51,000 was contributed to and $3,905 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Portfolio pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.55% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- MID CAP SERIES
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)

(The following pages should be read in conjunction with the Portfolio's Financial Statements.)


    WT INVESTMENT TRUST I - EQUITY SERIES / MID CAP SERIES
       INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
        (Showing Percentage of Total Value of Net Assets)
    -------------------------------------------------------------------------------------------------------------------


                                                                                                         MARKET
                                                                                 SHARES                   VALUE
                                                                             ----------------      --------------------
    COMMON STOCK -97.8%
       COMMUNICATION & BROADCASTING - 19.5%
            EchoStar Communications Corp. (A Shares)*                                     40                       910
            Cox Radio, Inc.*                                                              25                       564
            Entercom Communications Corp.*                                                20                       689
            United States Cellular Corp.*                                                 20                     1,205
            Western Wireless Corp., Class A*                                              50                     1,959
            Broadwing, Inc.*                                                              45                     1,026
            Illuminet Holdings, Inc.*                                                     60                     1,376
            Univision Communications, Inc.*                                               35                     1,433
                                                                                                   --------------------

       TOTAL COMMUNICATION & BROADCASTING                                                                        9,162
                                                                                                   --------------------

       COMPUTER SERVICES - 13.4%
            HNC Software, Inc.*                                                           40                     1,187
            Intuit, Inc.*                                                                 25                       986
            Peregrine Systems, Inc.*                                                     100                     1,975
            SunGard Data Systems, Inc.*                                                   45                     2,121
                                                                                                   --------------------

       TOTAL COMPUTER SERVICES                                                                                   6,269
                                                                                                   --------------------

       ENERGY SOURCES -5.6%
         OIL FIELD MACHINERY & EQUIPMENT-2.8%
            Hanover Compressor Co.*                                                       30                     1,337
                                                                                                   --------------------

         OIL & GAS DRILLING-2.8%
            Noble Drilling Corp.*                                                         30                     1,303
                                                                                                   --------------------

       TOTAL ENERGY SOURCES                                                                                      2,640
                                                                                                   --------------------

       FINANCE & INSURANCE-10.5%
         FINANCIAL SERVICES-5.1%
            Affiliated Managers Group, Inc.*                                              20                     1,097
            Metris Companies, Inc.                                                        50                     1,316
                                                                                                   --------------------
                                                                                                                 2,413

                                                                                                   --------------------

         SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -5.4%
            Ameritrade Holding Corp. Class A*                                             65                       455
            E*Trade Group, Inc.*                                                          85                       627
            TD Waterhouse Group, Inc.*                                                   110                     1,458
                                                                                                   --------------------
                                                                                                                 2,540

                                                                                                   --------------------

       TOTAL FINANCE & INSURANCE                                                                                 4,953
                                                                                                   --------------------

       MANUFACTURING-24.4%
         CONSUMER PRODUCTS-2.9%
            Yankee Candle Co., Inc.*                                                     125                     1,383
                                                                                                   --------------------


         ELECTRIC INDUSTRIAL APPARATUS-1.1%
            Rayovac Corp.*                                                                35                       497
                                                                                                   --------------------



    WT INVESTMENT TRUST I - EQUITY SERIES / MID CAP SERIES INVESTMENTS /
       DECEMBER 31, 2000 (UNAUDITED) - CONTINUED

    -------------------------------------------------------------------------------------------------------------------


                                                                                                         MARKET
                                                                                 SHARES                   VALUE
                                                                             ----------------      --------------------
    COMMON STOCK - (CONTINUED)
         ELECTRONICS-2.0%
            SCI Systems, Inc.                                                             35                       923
                                                                                                   --------------------

         PHARMACEUTICAL PREPARATIONS-2.7%
            Watson Pharmaceuticals, Inc.*                                                 25                     1,280
                                                                                                   --------------------

         PRECISION INSTRUMENTS & MEDICAL SUPPLIES-4.6%
            Apogent Technologies, Inc.*                                                   65                     1,332
            MiniMed, Inc.*                                                                20                       841
                                                                                                   --------------------
                                                                                                                 2,173

                                                                                                   --------------------

         SEMI-CONDUCTORS & RELATED EQUIPMENT-7.4%
            Intersil Holding Corp.*                                                       45                     1,032
            Integrated Device Technology, Inc.*                                           40                     1,325
            Semtech Corp.*                                                                50                     1,103
                                                                                                   --------------------
                                                                                                                 3,460

                                                                                                   --------------------

         TELECOMMUNICATIONS EQUIPMENT-3.7%
            Research in Motion, Ltd.*                                                     10                       800
            Spectrasite Holdings, Inc.*                                                   70                       928
                                                                                                   --------------------
                                                                                                                 1,728

                                                                                                   --------------------

       TOTAL MANUFACTURING                                                                                      11,444
                                                                                                   --------------------

       SERVICES-16.7%
         BUSINESS SERVICES-4.4%
            Catalina Marketing Corp.*                                                     25                       973
            Concord EFS, Inc.*                                                            25                     1,098
                                                                                                   --------------------
                                                                                                                 2,071

                                                                                                   --------------------


         INTERNET SERVICES-2.1%
            Symantec Corp.*                                                               30                     1,001
                                                                                                   --------------------


         MEDICAL & HEALTH SERVICES-7.6%
            Lincare Holdings, Inc.*                                                       35                     1,997
            Orthodontic Centers of America, Inc.*                                         50                     1,563
                                                                                                   --------------------
                                                                                                                 3,560

                                                                                                   --------------------


         SANITARY SERVICES-2.6%
            Republic Services, Inc.*                                                      70                     1,203
                                                                                                   --------------------

       TOTAL SERVICES                                                                                            7,835
                                                                                                   --------------------


       WHOLESALE & RETAIL TRADE-7.7%
         MISCELLANEOUS RETAIL STORES-6.7%
            Dollar General Corp.                                                          50                       944
            Dollar Tree Stores, Inc.*                                                     45                     1,102
            Linens 'N Things, Inc.*                                                       40                     1,105
                                                                                                   --------------------
                                                                                                                 3,151

                                                                                                   --------------------




    WT INVESTMENT TRUST I - EQUITY SERIES / MID CAP SERIES INVESTMENTS /
       DECEMBER 31, 2000 (UNAUDITED) - CONTINUED

    -------------------------------------------------------------------------------------------------------------------


                                                                                                         MARKET
                                                                                 SHARES                   VALUE
                                                                             ----------------      --------------------
    COMMON STOCK - (CONTINUED)
         RETAIL-HOME FURNISHINGS-1.0%
            Bed Bath & Beyond, Inc.*                                                      20                       448
                                                                                                   --------------------

       TOTAL WHOLESALE & RETAIL TRADE                                                                            3,599
                                                                                                   --------------------

       TOTAL COMMON STOCK (Cost $45,730)                                                                        45,902
                                                                                                   --------------------

    SHORT-TERM INVESTMENTS -3.0%
            Sansom Street Fund - Money Market Portfolio                                1,394                     1,394
                                                                                                   --------------------

       TOTAL SHORT-TERM INVESTMENTS (Cost $1,394)                                                                1,394
                                                                                                   --------------------

    TOTAL INVESTMENTS (Cost $47,124)-100.8%                                                                     47,296
                                                                                                   --------------------

    OTHER ASSETS AND LIABILITIES, NET-(0.8)%                                                                      (352)
                                                                                                   --------------------

    NET ASSETS-100.0%                                                                                           46,944
                                                                                                   ====================


        WT Investment Trust I - Mid Cap Series
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES
        December 31, 2000 (Unaudited)

        ASSETS:
        Investment in securities, at value*                                            $47,296
        Receivable from advisor                                                          2,052
        Receivable for investments sold unsettled                                          675
        Interest receivable                                                                 13
                                                                                       --------

        Total assets                                                                    50,036
                                                                                       --------

        LIABILITIES:

        Payable for investments purchased                                                1,008
        Other accrued expenses                                                           2,084
                                                                                       --------

        Total Liabilities                                                                3,092
                                                                                       --------

        NET ASSETS                                                                     $46,944
                                                                                       ========


        *Investments at cost                                                           $47,124


        WT Investment Trust I - Mid Cap Series
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS
        For the period December 14, 2000(1) through December 31, 2000
        (Unaudited)


INVESTMENT INCOME:

        Interest                                                                       $   12
                                                                                       -------

            Total investment income                                                        12
                                                                                       -------

EXPENSES:

        Advisory fees                                                                      15
        Administration and accounting fees                                                  2
        Custody fees                                                                      563
        Professional fees                                                               1,342
        Trustees' fees                                                                     16
        Other                                                                             161
                                                                                       -------

           Total expenses before fee waivers and expense reimbursements                 2,099
           Fees waived and expenses reimbursed                                          2,067
                                                                                       -------

              Total expenses, net                                                          32
                                                                                       -------

        Net investment income (loss)                                                      (20)
                                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

        Net realized loss from investments                                               (303)
        Net unrealized appreciation (depreciation) of investments                         172
                                                                                       -------

        Net loss on investments                                                          (131)
                                                                                       -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ (151)
                                                                                       =======



(1) Commencement of operations.

        WT Investment Trust I - Mid Cap Series
        ------------------------------------------------------------------------
        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF CHANGES IN NET ASSETS
        For the period December 14, 2000(1) through December 31, 2000
        (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:
Operations:

        Net investment income (loss)                                                   $   (20)
        Net realized loss on investments                                                  (303)
        Net change in unrealized appreciation (depreciation)
             of investments                                                                172
                                                                                       --------

Net decrease in net assets resulting
        from operations                                                                   (151)
                                                                                       --------


Transactions in beneficial interests:
        Contributions                                                                   51,000
        Withdrawals                                                                     (3,905)
                                                                                       --------

Net increase (decrease) in net assets from
        transactions in beneficial interest                                             47,095
                                                                                       --------

Total increase in net assets                                                            46,944

NET ASSETS:

        Beginning of period                                                                  -
                                                                                       --------

        End of period                                                                  $46,944
                                                                                       ========



        (1) Commencement of operations.

WT INVESTMENT TRUST I -- MID CAP SERIES
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. DESCRIPTION OF THE TRUST. Mid Cap Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury"), provides investment advisory services to the Series. For its services, Roxbury receives a fee of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.55% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the period ended December 31, 2000, the Series cost of securities purchased and proceeds from securities sold (excluding short-term investments) were $46,939 and $906 respectively.

5. FINANCIAL HIGHLIGHTS. Financial Highlights were as follows:


                                                                          FOR THE PERIOD
                                                                    DECEMBER 14, 2000(1) THROUGH
                                                                         DECEMBER 31, 2000

   Total return**............................................................     (0.40)%
   Ratios to average net assets:
      Expenses

         Including expense limitations*......................................      1.55%
         Excluding expense limitations*......................................    NM
      Net investment income*.................................................     (1.03)%
      Portfolio turnover**...................................................      2%

*   Annualized.
**  Not annualized.
NM  Not meaningful.
1   Commencement of operations.